Exploration and evaluation assets	12 Months Ended
Sep. 30, 2021
Exploration and evaluation assets

8. Exploration and evaluation assets

($)
Balance at September 30, 2020	-
Acquisition of Ely (Note 3)	7,691,535
Addition	50,000
Option payments received	(30,000)
Balance at September 30, 2021	7,711,535

Mineral properties in the exploration and evaluation stage were acquired as part of the Company’s acquisition of Ely. Fixed option payments were received in relation to certain exploration and evaluation assets.